Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates - RMB [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Significant Accounting Policies (Details) - Schedule of currency exchange rates [Line Items]
Year-end spot rate	US$1= RMB 6.5249	US$1= RMB 6.9762	US$1= RMB 6.8632
Average rate	US$1= RMB 6.8976	US$1= RMB 6.8985	US$1= RMB 6.6174